United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09-30-99

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
                              [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Roffman Miller Associates Inc.
Address:    Eleven Penn Center
            1835 Market Street, Suite 500
            Philadelphia, PA 19103

13F File Number:028-04141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Paulette Greenwell
Title:    Associate
Phone:    215-981-1030
Signature, Place, and Date of Signing:

        Paulette Greenwell,  Philadelphia, PA    October 14,1999

Report Type  ( Check Only One.):
[  x  ]           13F HOLDINGS REPORT
[      ]          13F NOTICE
[      ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Entry Total:  $92,018
                                        (thousands)
<PAGE













Form 13F Imformation Table







Column 1
Column
2
Column 3
Column 4
Column
5
Column
6
Column
7
Column 8












TITLE









OF

VALUE
SHARES/
SH/  PT/
INVSTMT
OTHER
VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PRN  CALL
DSCRETN
MNGS
SOLE SHARED NONE


INTERNATIONA BUSINESS MACHS
COM
459200 10 1
$5,966
49,304
sh
sole
none
            x

VIACOM INC
CL B
925524 30 8
$4,289
101,525
sh
sole
none
            x

FDX CORP
COM
31304N 10 7
$4,114
105,821
sh
sole
none
            x

GENERAL ELEC CO
COM
369604 10 3
$3,941
33,241
sh
sole
none
            x

AFLAC INC
COM
001055 10 2
$3,619
86,413
sh
sole
none
            x

BOEING CO
COM
097023 10 5
$2,899
68,007
sh
sole
none
            x

CISCO SYS INC
COM
17275R 10 2
$2,800
40,834
sh
sole
none
            x

MERCK & CO INC
COM
589331 10 7
$2,668
41,160
sh
sole
none
            x

DETLA AIR LINES INC DEL
COM
247361 10 8
$2,605
53,710
sh
sole
none
            x

HSB GOUP INC
COM
40428N 10 9
$2,555
72,616
sh
sole
none
            x

EG & G INC
COM
268457 10 8
$2,434
61,235
sh
sole
none
            x

PITNEY BOWES
COM
724479 10 0
$2,333
38,277
sh
sole
none
            x

GENERAL GROWTH PPTYS INC
COM
370021 10 7
$2,160
68,580
sh
sole
none
            x

GENERAL MTRS CORP
COM
370442 10 5
$2,122
33,721
sh
sole
none
            x

PEPSICO INC
COM
713448 10 8
$2,082
68,263
sh
sole
none
            x

JOHNSON & JOHNSON
COM
478160 10 4
$2,002
21,786
sh
sole
none
            x

SARA LEE CORP
COM
803111 10 3
$1,747
74,724
sh
sole
none
            x

BLACK & DECKER CORP
COM
091797 10 0
$1,723
37,706
sh
sole
none
            x

BELLSOUTH CORP
COM
079860 10 2
$1,640
36,442
sh
sole
none
            x

EXXON CORP
COM
302290 10 1
$1,631
21,463
sh
sole
none
            x

BELL ATLANTIC CORP
COM
077853 10 9
$1,610
23,913
sh
sole
none
            x

CMS ENERGY CORP
COM CL
G
125896 20 9
$1,481
63,002
sh
sole
none
            x

BP AMOCO PLC
AMERN
SH
055622 10 4
$1,434
12,944
sh
sole
none
            x

ABBOT LABS
COM
002824 10 0
$1,381
37,637
sh
sole
none
            x

XEROX CORP
COM
984121 10 3
$1,274
30,370
sh
sole
none
            x

HERSHEY FOODS CORP
COM
427866 10 8
$1,260
25,877
sh
sole
none
            x

E TOWN
COM
269242 10 3
$1,199
24,160
sh
sole
none
            x

TEXTRON INC
COM
883203 10 1
$1,158
14,970
sh
sole
none
            x

RPM INC OHIO
COM
749685 10 3
$1,157
94,970
sh
sole
none
            x

GOODRICH B F CO
COM
382388 10 6
$1,150
39,670
sh
sole
none
            x

BESTFOODS
COM
08658U 10 1
$1,138
23,435
sh
sole
none
            x

MOTOROLA INC
COM
620076 10 9
$1,130
12,841
sh
sole
none
            x

WARNER LAMBERT CO
COM
934488 10 7
$1,129
17,010
sh
sole
none
            x

AMCAST INDL CORP
COM
023395 10 6
$1,081
81,230
sh
sole
none
            x

BELDEN INC
COM
077459 10 5
$1,067
52,057
sh
sole
none
            x

PROCTOR & GAMBLE CO
COM
742718 10 9
$1,055
11,255
sh
sole
none
            x

PHILP MORRIS COS INC
COM
718154 10 7
$1,028
30,060
sh
sole
none
            x

COMPAQ COMPUTER CORP
COM
204493 10 0
$1,008
44,081
sh
sole
none
            x

MEDTRONIC INC
COM
585055 10 6
$942
26,480
sh
sole
none
            x

ARTESIAN RESOURCES CORP
CL A
043113 20 8
$801
32,050
sh
sole
none
            x

ROYAL DUTCH PETE CO
NY REG
GLD
1.25
780257 80 4
$756
12,795
sh
sole
none
            x

BRISTOL MYERS SQUIBB CO
COM
087509 10 5
$749
11,092
sh
sole
none
            x

VALLEY NATIONAL BANK
COM
919794 10 7
$696
27,985
sh
sole
none
            x

GILLETTE CO
COM
375766 10 2
$620
18,278
sh
sole
none
            x

UNIVERSAL FOODS CORP
COM
913538 10 4
$615
26,810
sh
sole
none
            x

UNIVERSAL FST PPRODS INC
COM
913543 10 4
$597
45,736
sh
sole
none
            x

SAFEWAY INC
COM
NEW
786514 20 8
$565
14,845
sh
sole
none
            x

LUCENT TECHNOLOGIES INC
COM
549463 10 7
$547
8,434
sh
sole
none
            x

NISOURCE INC
COM
65473P 10 5
$520
23,520
sh
sole
none
            x

DELPHI AUTOMOTIVE
COM
247126 10 5
$488
30,378
sh
sole
none
            x

O M GROUP INC.
COM
670872 10 0
$487
12,685
sh
sole
none
            x

DU PONT EI DE NEMOURS & CO
COM
263534 10 9
$481
7,942
sh
sole
none
            x

COMMERCE BANCORP INC NJ
COM
200519 10 6
$458
11,031
sh
sole
none
            x

AMR CORP
COM
001765 10 6
$452
8,300
sh
sole
none
            x

PFIZER INC
COM
110122 10 8
$433
12,063
sh
sole
none
            x

INTEL CORPORATION
COM
458140 10 0
$422
5,683
sh
sole
none
            x

DREW INDS INC
COM
NEW
26168L 20 5
$407
44,915
sh
sole
none
            x

BETHLEHEM STL CORP
COM
981443 10 4
$380
51,575
sh
sole
none
            x

HOME DEPOT INC
COM
437076 10 2
$380
5,537
sh
sole
none
            x

MICROSOFT
COM
594918 10 4
$368
4,065
sh
sole
none
            x

OTTER TAIL PWR CO
COM
689648 10 3
$339
7,965
sh
sole
none
            x

NEWELL CO
COM
651229 10 6
$320
11,195
sh
sole
none
            x

TYSON FOODS INC
CL A
902494 10 3
$311
18,905
sh
sole
none
            x

MOBIL CORP
COM
607059 10 2
$296
2,934
sh
sole
none
            x

HELMERICH & PAYNE INC
COM
423452 10 1
$291
11,500
sh
sole
none
            x

GENUINE PARTS CO
COM
372460 10 5
$284
10,685
sh
sole
none
            x

FORTUNE BRANDS INC
COM
349631 10 1
$255
7,910
sh
sole
none
            x

SBC COMMUNICATIONS INC
COM
78387G 10 3
$254
4,975
sh
sole
none
            x

AT&T CORP
COM
001957 10 9
$230
5,286
sh
sole
none
            x

WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
$204
12,945
sh
sole
none
            x





















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